Form N-1A Supplement	Oct. 16, 2025
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated October 16, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated October 16, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.